Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000227329
Shareholder Report [Line Items]
Fund Name	Channing Intrinsic Value Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	OWLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/channing/. You can also request this information by contacting us at (833) 565-1919.
Additional Information Phone Number	(833) 565-1919
Additional Information Website	https://funddocs.filepoint.com/channing/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Index	Russell 2000® Value Index
Jun-2021	$100,000	$100,000	$100,000
Jan-2022	$97,972	$102,743	$95,342
Jan-2023	$93,345	$94,273	$94,843
Jan-2024	$97,755	$112,324	$94,753
Jan-2025	$114,055	$141,883	$109,461
Jan-2026	$130,945	$163,623	$129,050

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	14.81%	6.05%
Russell 3000® Index	15.32%	11.33%
Russell 2000® Value Index	17.90%	5.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Jun. 30, 2021
AssetsNet	$ 10,666,187
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,666,187
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$0
Portfolio Turnover	76%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
MSA Safety, Inc.	2.8%
Valvoline, Inc.	2.8%
Timken Co. (The)	2.8%
Littelfuse, Inc.	2.8%
Gates Industrial Corp. PLC	2.7%
Atmus Filtration Technologies, Inc.	2.7%
Parsons Corp.	2.7%
McGrath RentCorp	2.7%
Brink's Co. (The)	2.6%
Affiliated Managers Group, Inc.	2.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.7%
Utilities	1.9%
Energy	2.2%
Communication Services	4.2%
Materials	6.8%
Real Estate	7.0%
Consumer Discretionary	11.9%
Information Technology	12.5%
Financials	23.5%
Industrials	28.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.
C000248358
Shareholder Report [Line Items]
Fund Name	Regan Floating Rate MBS ETF
Trading Symbol	MBSF
Additional Information Phone Number	(844) 988-6273
Additional Information Website	https://www.regancapital.com/etf-mbsf/
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,525,648
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 771,236
InvestmentCompanyPortfolioTurnover	37.00%
C000074420
Shareholder Report [Line Items]
Fund Name	Summitry Equity Fund
Trading Symbol	GGEFX
Additional Information Phone Number	(866) 954-6682
Additional Information Website	https://summitryfunds.com/reports/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,591,277
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 686,012
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$80,591,277
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$686,012
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	4.4%
Health Care	8.3%
Financials	9.3%
Industrials	10.1%
Communications	13.4%
Consumer Discretionary	24.3%
Technology	30.3%